Subsequent Events	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 9. Subsequent Events
On May 11, 2022, the Company (which shall transfer by way of continuation to and domesticate as a Delaware corporation prior to the closing of the Proposed Transactions (as defined below)), Kensington Capital Merger Sub Corp., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Amprius Technologies, Inc., a Delaware corporation (“Amprius”), entered into a business combination agreement (the “Business Combination Agreement”), pursuant to which, among other things, Merger Sub will be merged with and into Amprius (the “Merger” and together with the other transactions related thereto, the “Proposed Transactions”), with Amprius surviving the Merger as a wholly owned subsidiary of the Company. The terms of the Business Combination Agreement, which contains customary representations and warranties, covenants, closing conditions, and other terms relating to the Merger and the other transactions contemplated thereby, are summarized in the Company’s Current Report on Form 8-K filed with the SEC on May 12, 2022.
The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment to or disclosure in the unaudited condensed financial statements.

Note 8—Subsequent Events
The Company evaluated events that have occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as noted below.
On November 16, 2021, the Company amended its Note to extend the maturity date from December 31, 2021 to June 30, 2022.